SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENTS
Schedule of fair value of the share options and the factors used for its calculation

	Directors and	Junior
Factor	Sr. Management	Management
Weighted average fair value of shares	$5.42	$13.98
Exercise price	$4.55	$5.55
Weighted average expected volatility (*)	29.69%	42.18%
Dividend rate	0%	0%
Weighted average risk-free interest rate	1.66%	1.17%
Weighted average expected life	9.89 years	9.22 years
Weighted average fair value of stock options at measurement date	$2.47	$10.1

Schedule of weighted average amount and exercise price and the movements of the stock options of executives and directors

	12/31/2021		12/30/2020
	Number of	Exercise	Number of	Exercise
	options	price	options	price
At the beginning	1,166,667	$4.55	1,200,000	$4.55
Granted during the period	93,600	$5.55	—	—
Annulled during the period	—	—	—	—
Exercised during the period	(2,000)	$5.55	—	—
Expired during the period	—	—	—	—
Effective at period(*)	1,258,267	$4.62	1,200,000	$4.55

(*)Exercise price of options effective at the end of the period was calculated using weighted average.